OTHER CURRENT ASSETS AND LIABILITIES - SCHEDULE OF DETAILS OF OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous Current Assets and Liabilities [Abstract]
Distributions payable to non-controlling interests	$ 380,950	$ 0
Deferred revenue	259,983	299,729
Other	0	50,000
Total	$ 640,933	$ 349,729